LEASES - Supplemental Balance Sheet Information (Details) - USD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Lessee, Lease, Description [Line Items]
Right-of-use asset	$ 154	$ 150
Operating lease liabilities - Current	46	51
Operating lease liabilities - Long-term	$ 118	$ 101
Operating Lease, Weighted Average Remaining Lease Term	8 years 3 months 18 days	7 years 4 months 24 days
Operating Lease, Weighted Average Discount Rate, Percent	3.30%	2.40%
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent